INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 – INCOME TAXES

At March 31, 2023 and December 31, 2022, the Company had a net operating loss carryforward of $34,339,865 and $34,112,810, respectively, which begins to expire in 2034.

Components of net deferred tax asset, including a valuation allowance, are as follows:

	March 31, 2023 (unaudited)	December 31, 2022 (audited)
Deferred tax asset:
Net operating loss carryforward	$7,211,370	$7,163,690
Total deferred tax asset	7,211,370	7,163,690
Less: Valuation allowance	(7,211,370)	(7,163,690)
Net deferred tax asset	$-	$-

Valuation allowance for deferred tax assets as of March 31, 2023, and December 31, 2022, was $7,211,370 and $7,163,690, respectively. In assessing the recovery of the deferred tax asset, management considers whether it is more likely than not that some portion or the entire deferred tax asset will not be realized. The ultimate realization of the deferred tax asset is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not deferred tax assets will not be realized as of March 31, 2023, and December 31, 2022, and recognized 100% valuation allowance for each period.

Reconciliation between the statutory rate and the effective tax rate for both periods and as of March 31, 2023 and December 31, 2022:

Federal statutory rate	(21.0)%
State taxes, net of federal benefit	(0.0)%
Change in valuation allowance	21.0%
Effective tax rate	0.0%

On August 16, 2022, the Inflation Reduction Act of 2022 (“the 2022 act”) was signed into law. The 2022 act contains numerous provisions, including a 15% corporate alternative minimum income tax on “adjusted financial statement income”, expanded tax credits for clean energy incentives and a 1% excise tax on corporate stock repurchases. The provisions of the 2022 act become effective for tax years beginning after December 31, 2022. On December 27, 2022, the IRS and Department of Treasury issued initial guidance for taxpayers subject to the corporate alternative minimum tax. The guidance addresses several, but not all, issues that needed clarification. The IRS and Department of Treasury intend to release additional guidance in the future. We will continue to evaluate the impact of the 2022 act as more guidance becomes available. We currently do not expect an impact on our consolidated financial statements.

NOTE 9 – INCOME TAXES

At December 31, 2022 and December 31, 2021, the Company had a net operating loss carryforward of $34,112,810 and $26,969,657, respectively, which begins to expire in 2034.

Components of net deferred tax asset, including a valuation allowance, are as follows:

	December 31, 2022	December 31, 2021
Deferred tax asset:
Net operating loss carryforward	$7,163,690	$5,663,628
Total deferred tax asset	7,163,690	5,663,628
Less: Valuation allowance	(7,163,690)	(5,663,628)
Net deferred tax asset	$-	$-

Valuation allowance for deferred tax assets as of December 31, 2022 and December 31, 2021 was $7,163,690 and $5,663,628, respectively. In assessing the recovery of the deferred tax asset, management considers whether it is more likely than not that some portion or the entire deferred tax asset will not be realized. The ultimate realization of the deferred tax asset is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not deferred tax assets will not be realized as of December 31, 2022 and December 31, 2021 and recognized 100% valuation allowance for each period.

Reconciliation between statutory rate and the effective tax rate for and as of December 31, 2022 and 2021:

Federal statutory rate	(21.0)%
State taxes, net of federal benefit	(0.00)%
Change in valuation allowance	21.0%
Effective tax rate	0.0%